Capital and Reserves (Schedule of Share Capital) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Issued and paid at January 1	1,472,885	1,161,968	1,010,446
Equity offering		₪ 306,000	₪ 121,212
Exercise of share options	154,873	4,917	30,310
Issued and paid at December 31	1,627,758	1,472,885	1,161,968